Goodwill, Net (Details) - Schedule of Goodwill, Net ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)
Schedule of Goodwill, Net [Line Items]
Balance beginning	¥ 454
Additions			454
Impairment loss	(454)	$ (64)		¥ (31,188)
Balance ending			¥ 454